Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk
Percentage of appreciation/(depreciation) of US dollar against RMB	(2.20%)	1.50%	1.70%
Business supplier risk | Total purchases | Maximum
Concentration Risk
Concentration risk percentage	10.00%	10.00%	10.00%
Customer risk | Total revenue | Maximum
Concentration Risk
Concentration risk percentage	10.00%	10.00%	10.00%